UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21323
Eaton Vance Limited Duration Income Fund
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 50.5%(1)

Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.0%
	Alliant Techsystems, Inc.
$2,880,245	Term Loan, 4.36%, Maturing March 31, 2011	$2,921,648
	Caci International, Inc.
1,364,688	Term Loan, 3.95%, Maturing May 3, 2011	1,382,599
	K&F Industries, Inc.
3,023,475	Term Loan, 5.08%, Maturing November 18, 2012	3,075,757
	Standard Aero Holdings, Inc.
714,936	Term Loan, 4.99%, Maturing August 24, 2012	726,331
	Transdigm, Inc.
5,260,250	Term Loan, 4.67%, Maturing July 22, 2010	5,337,513
	United Defense Industries, Inc.
5,125,468	Term Loan, 4.57%, Maturing June 30, 2009	5,191,674
	Vought Aircraft
1,330,000	Term Loan, 5.08%, Maturing December 17, 2011	1,351,612
		$19,987,134

Air Transport — 0.1%
	United Airlines, Inc.
1,000,000	DIP Loan, 8.00%, Maturing June 30, 2005	1,009,375
		$1,009,375

Automotive — 2.6%
	Affina Group, Inc.
1,209,000	Term Loan, 5.44%, Maturing November 30, 2011	1,229,553
	Collins & Aikman Products, Co.
2,960,420	Revolving Loan, 6.34%, Maturing August 31, 2009	2,970,906
	CSA Acquisition Corp.
258,750	Term Loan, 4.75%, Maturing December 23, 2011	261,553

$416,250	Term Loan, 4.75%, Maturing December 23, 2011	$420,759
	Dayco Products, LLC
2,985,000	Term Loan, 5.37%, Maturing June 23, 2011	3,033,506
	Exide Technologies
1,275,000	Term Loan, 6.02%, Maturing May 5, 2010	1,243,125
1,275,000	Term Loan, 6.02%, Maturing May 5, 2010	1,243,125
	Federal-Mogul Corp.
5,626,706	Term Loan, 6.33%, Maturing February 24, 2005	5,661,873
	HLI Operating Co., Inc.
5,696,667	Term Loan, 6.24%, Maturing June 3, 2009	5,803,479
	Key Automotive Group
1,167,781	Term Loan, 5.55%, Maturing June 29, 2010	1,188,217
	Meridian Automotive Systems
297,750	Term Loan, 6.83%, Maturing April 27, 2010	282,956
	Metaldyne Corp.
2,636,370	Term Loan, 7.06%, Maturing December 31, 2009	2,641,862
	Plastech Engineered Products
872,069	Term Loan, 5.31%, Maturing March 31, 2010	878,064
	R.J. Tower Corp.
1,745,625	Term Loan, 9.56%, Maturing January 29, 2010	1,779,993
	Tenneco Automotive, Inc.
2,089,012	Term Loan, 5.35%, Maturing December 12, 2009	2,129,922
949,552	Term Loan, 5.40%, Maturing December 12, 2010	968,147
	The Goodyear Tire & Rubber Co.
8,000,000	Term Loan, 6.56%, Maturing March 31, 2006	8,147,504
2,500,000	Term Loan, 7.03%, Maturing March 31, 2006	2,540,625
	TI Automotive Limited
1,375,000	Term Loan, 6.03%, Maturing June 30, 2011	1,367,266
	Trimas Corp.
4,719,134	Term Loan, 6.19%, Maturing December 31, 2009	4,786,235
	TRW Automotive, Inc.
2,000,000	Term Loan, 3.88%, Maturing October 31, 2010	2,009,376
2,325,737	Term Loan, 4.38%, Maturing February 27, 2011	2,333,005
	United Components, Inc.
1,546,667	Term Loan, 4.78%, Maturing June 30, 2010	1,569,384
		$54,490,435

Beverage and Tobacco — 0.6%
	Constellation Brands, Inc.
$5,620,000	Term Loan, 4.40%, Maturing December 22, 2011	$5,697,275
	Culligan International Co.
1,200,000	Term Loan, 4.92%, Maturing September 30, 2011	1,218,250
	DS Waters, L.P.
448,893	Term Loan, 6.85%, Maturing November 7, 2009	421,258
	Southern Wine & Spirits of America
4,352,115	Term Loan, 4.81%, Maturing June 28, 2008	4,416,718
	Sunny Delight Beverages Co.
720,000	Term Loan, 6.78%, Maturing August 20, 2010	703,800
		$12,457,301

Building and Development — 2.7%
	BRE/Homestead, LLC
4,000,000	Term Loan, 6.45%, Maturing January 11, 2006	3,992,500
	DMB/CHII, LLC
1,025,664	Term Loan, 4.85%, Maturing March 3, 2009	1,028,228
	Formica Corp.
78,427	Term Loan, 7.73%, Maturing June 10, 2010	78,819
97,195	Term Loan, 7.73%, Maturing June 10, 2010	97,681
190,054	Term Loan, 7.73%, Maturing June 10, 2010	191,004
279,759	Term Loan, 7.73%, Maturing June 10, 2010	281,157
	FT-FIN Acquistion, LLC
1,454,151	Term Loan, 6.94%, Maturing November 17, 2007	1,457,786
	General Growth Properties, Inc.
10,005,000	Term Loan, 4.64%, Maturing November 12, 2008	10,085,250
	Landsource Communities, LLC
1,002,000	Term Loan, 5.06%, Maturing March 31, 2010	1,017,953
	Maax Corp.
925,350	Term Loan, 5.15%, Maturing June 4, 2011	935,760
	Mueller Group, Inc.
2,362,385	Term Loan, 5.97%, Maturing April 23, 2011	2,390,439

	NCI Building Systems, Inc.
$850,938	Term Loan, 4.39%, Maturing June 18, 2010	$862,638
	Newkirk Master, L.P.
408,381	Term Loan, 7.02%, Maturing November 24, 2006	414,506
	Newkirk Tender Holdings, LLC
1,798,216	Term Loan, 7.06%, Maturing May 25, 2006	1,816,198
3,833,333	Term Loan, 8.48%, Maturing May 25, 2006	3,871,667
	Nortek, Inc.
2,044,875	Term Loan, 4.75%, Maturing August 27, 2011	2,081,086
	Panolam Industries Holdings
1,143,534	Term Loan, 5.68%, Maturing June 3, 2011	1,159,258
1,357,809	Term Loan, 9.94%, Maturing December 3, 2011	1,390,057
	Ply Gem Industries, Inc.
800,000	Term Loan, 4.59%, Maturing February 12, 2011	810,000
315,881	Term Loan, 5.28%, Maturing February 12, 2011	319,830
2,151,244	Term Loan, 5.28%, Maturing February 12, 2011	2,178,134
	South Edge, LLC
612,500	Term Loan, 4.44%, Maturing October 31, 2007	615,754
2,287,500	Term Loan, 4.69%, Maturing October 31, 2009	2,306,802
	St. Marys Cement, Inc.
1,984,975	Term Loan, 4.56%, Maturing December 4, 2010	2,008,546
	Sugarloaf Mills, LLC
2,000,000	Term Loan, 5.40%, Maturing April 7, 2008	2,000,000
	The Woodlands Community Property Co.
1,174,000	Term Loan, 5.00%, Maturing November 30, 2007	1,184,272
367,000	Term Loan, 7.13%, Maturing November 30, 2007	372,505
	Tousa/Kolter, LLC
2,019,333	Term Loan, 4.19%, Maturing January 7, 2008	2,029,430
	Tower Financing, LLC
2,750,000	Term Loan, 6.02%, Maturing July 9, 2008	2,753,437
	WFP Tower A Co., L.P.
4,500,000	Term Loan, 4.76%, Maturing June 12, 2006	4,504,221
	Whitehall Street Real Estate, L.P.
3,638,693	Term Loan, 6.33%, Maturing September 11, 2006(2)	3,703,461
		$57,938,379

Business Equipment and Services — 0.9%
	Allied Security Holdings, LLC
$833,810	Term Loan, 6.81%, Maturing June 30, 2010	$847,359
	Baker & Taylor, Inc.
2,850,000	Term Loan, 9.35%, Maturing May 6, 2011	2,874,937
	Global Imaging Systems, Inc.
2,417,685	Term Loan, 4.66%, Maturing May 10, 2010	2,447,906
	Infousa, Inc.
761,250	Term Loan, 5.25%, Maturing June 9, 2010	770,766
	Iron Mountain, Inc.
2,676,096	Term Loan, 4.19%, Maturing April 2, 2011	2,695,833
2,000,000	Term Loan, 4.22%, Maturing April 2, 2011	2,017,916
	Language Line, Inc.
3,115,789	Term Loan, 6.77%, Maturing June 11, 2011	3,159,931
	Mitchell International, Inc.
458,325	Term Loan, 5.55%, Maturing August 13, 2011	465,630
995,000	Term Loan, 8.80%, Maturing August 13, 2012	1,003,706
	Quintiles Transnational Corp.
2,468,750	Term Loan, 6.82%, Maturing September 25, 2009	2,511,953
	United Online, Inc.
480,000	Term Loan, 5.90%, Maturing December 13, 2008	486,600
	Worldspan, L.P.
384,566	Term Loan, 6.43%, Maturing June 30, 2007	387,931
		$19,670,468

Cable and Satellite Television — 3.0%
	Adelphia Communications Corp.
1,974,534	DIP Loan, 4.81%, Maturing March 31, 2005	1,987,285
	Atlantic Broadband Finance, LLC
1,935,000	Term Loan, 5.69%, Maturing February 10, 2011	1,974,102
	Bragg Communication, Inc.
2,182,038	Term Loan, 4.90%, Maturing August 31, 2011	2,212,041
	Bresnan Communications, LLC
6,500,000	Term Loan, 6.04%, Maturing September 30, 2010	6,602,576

	Canadien Cable Acquisition
$497,500	Term Loan, 5.56%, Maturing July 30, 2011	$503,253
	Cebridge Connections, Inc.
1,588,000	Term Loan, 8.23%, Maturing February 23, 2010	1,599,910
	Charter Communications Operating, LLC
13,208,625	Term Loan, 5.98%, Maturing April 27, 2011	13,185,034
	Insight Midwest Holdings, LLC
1,485,000	Term Loan, 5.44%, Maturing December 31, 2009	1,510,059
9,900,000	Term Loan, 5.44%, Maturing December 31, 2009	10,068,607
	MCC Iowa, LLC
3,920,000	Term Loan, 4.11%, Maturing March 31, 2010	3,888,150
	Mediacom Broadband
2,482,513	Term Loan, 5.00%, Maturing September 30, 2010	2,516,183
	Mediacom Illinois, LLC
4,900,000	Term Loan, 4.88%, Maturing March 31, 2013	4,921,874
	NTL, Inc.
2,600,000	Term Loan, 5.20%, Maturing April 13, 2012	2,626,000
	Panamsat Corp.
5,714,914	Term Loan, 5.25%, Maturing August 20, 2011	5,765,743
	UGS Corp.
3,810,850	Term Loan, 4.83%, Maturing May 27, 2011	3,870,395
		$63,231,212

Chemicals and Plastics — 2.2%
	Brenntag, AG
2,475,000	Term Loan, 4.73%, Maturing December 9, 2011	2,499,502
	Hercules, Inc.
833,700	Term Loan, 3.99%, Maturing October 8, 2010	843,470
	Huntsman International, LLC
8,626,617	Term Loan, 5.00%, Maturing December 31, 2010	8,762,486
	Huntsman, LLC
2,250,000	Term Loan, 6.05%, Maturing March 31, 2010	2,289,937
	Innophos, Inc.
443,888	Term Loan, 3.87%, Maturing August 13, 2010	449,991
	Invista B.V.
4,441,024	Term Loan, 5.31%, Maturing April 29, 2011	4,524,293
2,003,683	Term Loan, 5.31%, Maturing April 29, 2011	2,037,496

	ISP Chemco, Inc.
$1,488,750	Term Loan, 4.40%, Maturing March 27, 2011	$1,507,050
	Kraton Polymer
2,690,283	Term Loan, 5.33%, Maturing December 5, 2008	2,714,945
	Nalco Co.
5,058,307	Term Loan, 4.64%, Maturing November 4, 2010	5,134,531
	Rockwood Specialties Group, Inc.
3,815,000	Term Loan, 4.95%, Maturing July 30, 2012	3,862,348
	Solo Cup Co.
3,440,168	Term Loan, 4.99%, Maturing February 27, 2011	3,505,748
	United Industries Corp.
5,020,011	Term Loan, 6.75%, Maturing April 29, 2011	5,032,561
995,000	Term Loan, 8.75%, Maturing October 31, 2011	997,487
	Wellman, Inc.
750,000	Term Loan, 6.16%, Maturing February 10, 2009	763,438
	Westlake Chemical Corp.
1,000,000	Term Loan, 3.49%, Maturing July 31, 2010	1,013,125
		$45,938,408

Clothing/Textiles — 0.2%
	Propex Fabrics, Inc.
400,000	Term Loan, 4.70%, Maturing December 1, 2011	401,500
	SI Corp.
1,820,668	Term Loan, 6.61%, Maturing December 9, 2009	1,851,391
	St. John Knits International
2,164,081	Term Loan, 6.06%, Maturing July 31, 2007	2,187,074
		$4,439,965

Conglomerates — 1.1%
	Amsted Industries, Inc.
6,604,382	Term Loan, 5.43%, Maturing October 15, 2010	6,726,154
	Blount, Inc.
1,105,803	Term Loan, 5.08%, Maturing August 9, 2010	1,124,693
	Goodman Global Holdings, Inc.
1,350,000	Term Loan, 4.81%, Maturing December 23, 2011	1,371,937
	Johnson Diversey, Inc.
2,443,879	Term Loan, 4.43%, Maturing November 30, 2009	2,487,793

	Polymer Group, Inc.
$2,345,833	Term Loan, 5.78%, Maturing April 27, 2010	$2,373,690
2,500,000	Term Loan, 8.78%, Maturing April 27, 2011	2,528,125
	PP Acquisition Corp.
4,844,391	Term Loan, 4.83%, Maturing November 12, 2011	4,917,057
	Rexnord Corp.
2,226,696	Term Loan, 5.46%, Maturing November 30, 2009	2,248,963
		$23,778,412

Containers and Glass Products — 2.4%
	Berry Plastics Corp.
4,276,457	Term Loan, 4.22%, Maturing July 22, 2010	4,342,387
	Bway Corp.
2,408,700	Term Loan, 4.75%, Maturing June 30, 2011	2,449,848
	Celanese AG
2,244,375	Term Loan, 4.81%, Maturing April 6, 2011	2,252,791
	Consolidated Container Holding
1,243,750	Term Loan, 5.13%, Maturing December 15, 2008	1,260,074
	Dr. Pepper/Seven Up Bottling
3,641,703	Term Loan, 4.47%, Maturing December 19, 2010	3,703,612
	Graham Packaging Holdings Co.
4,500,000	Term Loan, 5.09%, Maturing October 7, 2011	4,567,099
2,000,000	Term Loan, 6.81%, Maturing October 7, 2012	2,056,750
	Graphic Packaging International, Inc.
11,268,591	Term Loan, 5.14%, Maturing August 8, 2009	11,472,835
	IPG (US), Inc.
1,271,813	Term Loan, 4.79%, Maturing July 28, 2011	1,288,505
	Owens-Illinois, Inc.
3,783,663	Term Loan, 4.95%, Maturing April 1, 2007	3,852,431
	Printpack Holdings, Inc.
2,499,769	Term Loan, 4.38%, Maturing April 30, 2009	2,526,329
	Silgan Holdings, Inc.
2,052,642	Term Loan, 4.33%, Maturing December 31, 2008	2,082,149
	Smurfit-Stone Container Corp.
608,367	Term Loan, 2.10%, Maturing November 1, 2011	618,253
1,545,389	Term Loan, 4.44%, Maturing November 1, 2011	1,570,260

$4,861,953	Term Loan, 4.57%, Maturing November 1, 2011	$4,939,136
	U.S. Can Corp.
1,488,750	Term Loan, 6.40%, Maturing January 10, 2010	1,485,959
		$50,468,418

Cosmetics/Toiletries — 0.5%
	American Safety Razor Co.
488,724	Term Loan, 5.70%, Maturing April 29, 2011	491,167
333,333	Term Loan, 9.11%, Maturing October 29, 2011	338,333
	Church & Dwight Co., Inc.
4,722,643	Revolving Loan, 4.31%, Maturing May 30, 2011	4,788,562
	Prestige Brands, Inc.
1,761,688	Term Loan, 5.29%, Maturing April 7, 2011	1,780,405
2,000,000	Term Loan, 9.00%, Maturing April 7, 2011	2,052,084
	Revlon Consumer Products Corp.
1,670,000	Term Loan, 8.51%, Maturing July 9, 2010	1,738,191
		$11,188,742

Drugs — 0.2%
	Herbalife International, Inc.
645,000	Term Loan, 5.16%, Maturing December 21, 2010	656,086
	Warner Chilcott Corp.
1,128,473	Term Loan, 5.23%, Maturing January 18, 2012	1,138,206
521,323	Term Loan, 5.23%, Maturing January 18, 2012	525,819
2,800,520	Term Loan, 5.23%, Maturing January 18, 2012	2,824,674
		$5,144,785

Ecological Services and Equipment — 1.0%
	Alderwoods Group, Inc.
859,550	Term Loan, 4.63%, Maturing September 29, 2009(3)	872,980
	Allied Waste Industries, Inc.
6,985,011	Term Loan, 3.90%, Maturing January 15, 2009	7,084,331
664,665	Term Loan, 5.13%, Maturing January 15, 2010	675,287
981,531	Term Loan, 5.26%, Maturing January 15, 2010	997,277
	Environmental Systems, Inc.
698,440	Term Loan, 6.12%, Maturing December 12, 2008	707,171

$1,000,000	Term Loan, 12.49%, Maturing December 12, 2010	$1,033,750
	IESI Corp.
1,764,706	Term Loan, 4.65%, Maturing January 20, 2012	1,767,465
	Ionics, Inc.
2,236,766	Term Loan, 5.31%, Maturing February 13, 2011	2,244,456
	National Waterworks, Inc.
3,857,143	Term Loan, 5.06%, Maturing November 22, 2009	3,924,643
	Sensus Metering Systems, Inc.
129,773	Term Loan, 4.92%, Maturing December 17, 2010	130,611
865,151	Term Loan, 5.16%, Maturing December 17, 2010	870,738
		$20,308,709

Electronics/Electrical — 1.5%
	AMI Semiconductor
1,493,706	Term Loan, 5.08%, Maturing September 30, 2008	1,512,377
	Amphenol Corp.
3,789,474	Term Loan, 3.79%, Maturing May 6, 2010	3,835,065
	Communications & Power, Inc.
1,903,821	Term Loan, 4.93%, Maturing July 23, 2010	1,931,485
	Enersys Capital, Inc.
1,567,125	Term Loan, 4.27%, Maturing March 17, 2011	1,592,591
	Fairchild Semiconductor Corp.
7,633,750	Term Loan, 4.69%, Maturing June 19, 2008	7,719,630
1,395,000	Term Loan, 4.69%, Maturing December 31, 2010	1,410,694
	Invensys International Holding
4,053,172	Term Loan, 6.09%, Maturing September 5, 2009	4,124,103
	Memec Group, Ltd.
2,125,000	Term Loan, 10.50%, Maturing June 15, 2010	2,134,562
	Rayovac Corp.
4,029,361	Term Loan, 5.46%, Maturing September 30, 2009	4,075,529
	Security Co., Inc.
995,000	Term Loan, 6.44%, Maturing June 28, 2010	1,004,950
500,000	Term Loan, 10.31%, Maturing June 28, 2011	501,250
	Vertafore, Inc.
1,560,000	Term Loan, 5.27%, Maturing December 22, 2010	1,571,700
500,000	Term Loan, 8.52%, Maturing December 22, 2011	508,750
		$31,922,686

Equipment Leasing — 0.2%
	Ashtead Group, PLC
$1,000,000	Term Loan, 4.81%, Maturing November 12, 2009	$1,015,625
	United Rentals, Inc.
565,000	Term Loan, 3.36%, Maturing February 14, 2011	573,652
2,803,813	Term Loan, 4.81%, Maturing February 14, 2011	2,847,185
		$4,436,462

Farming/Agriculture — 0.2%
	IMC Global, Inc.
4,721,155	Term Loan, 7.02%, Maturing November 17, 2006	4,739,450
	The Scotts Co.
392,763	Term Loan, 4.06%, Maturing September 30, 2010	396,971
		$5,136,421

Financial Intermediaries — 0.6%
	AIMCO Properties, L.P.
4,500,000	Term Loan, 4.18%, Maturing November 2, 2009	4,587,187
	Coinstar, Inc.
660,972	Term Loan, 4.84%, Maturing July 7, 2011	672,539
	Corrections Corp. of America
2,455,777	Term Loan, 4.86%, Maturing March 31, 2008	2,497,218
	Refco Group Ltd., LLC
3,118,500	Term Loan, 5.27%, Maturing August 5, 2011	3,156,312
	Wackenhut Corrections Corp.
1,514,513	Term Loan, 5.13%, Maturing July 9, 2009	1,541,017
		$12,454,273

Food Products — 1.7%
	Acosta Sales Co., Inc.
1,596,000	Term Loan, 4.62%, Maturing August 13, 2010	1,621,437
	American Seafoods Holdings, LLC
2,354,246	Term Loan, 5.81%, Maturing March 31, 2009	2,388,826
	Atkins Nutritional, Inc.
1,860,000	Term Loan, 8.18%, Maturing November 26, 2009	1,683,300
	Del Monte Corp.
2,407,019	Term Loan, 4.96%, Maturing December 20, 2010	2,422,063

	Doane Pet Care Co.
$2,628,413	Term Loan, 6.43%, Maturing November 5, 2009	$2,674,410
	Interstate Brands Corp.
625,000	Term Loan, 6.05%, Maturing July 19, 2006	610,677
3,884,640	Term Loan, 5.97%, Maturing July 19, 2007	3,789,952
	Merisant Co.
5,481,954	Term Loan, 5.48%, Maturing January 31, 2010	5,505,938
	Michael Foods, Inc.
1,154,891	Term Loan, 5.07%, Maturing November 20, 2010	1,175,101
3,000,000	Term Loan, 6.59%, Maturing November 20, 2011	3,086,250
	Pinnacle Foods Holdings Corp.
3,869,839	Term Loan, 5.81%, Maturing November 25, 2010	3,877,095
1,092,661	Term Loan, 5.81%, Maturing November 25, 2010	1,093,571
	Reddy Ice Group, Inc.
4,345,000	Term Loan, 5.08%, Maturing July 31, 2009	4,401,124
	Seminis Vegetable Seeds, Inc.
870,867	Term Loan, 4.46%, Maturing September 30, 2009	875,403
		$35,205,147

Food Service — 0.9%
	AFC Enterprises, Inc.
1,956,657	Term Loan, 5.78%, Maturing May 23, 2009	1,975,001
	Buffets, Inc.
418,182	Term Loan, 5.70%, Maturing June 28, 2009	420,273
2,305,594	Term Loan, 6.27%, Maturing June 28, 2009	2,317,122
	Carrols Corp.
625,000	Term Loan, 5.06%, Maturing May 31, 2010	635,937
	CKE Restaurants, Inc.
1,748,205	Term Loan, 4.94%, Maturing May 1, 2010	1,774,428
	Denny’s, Inc.
535,000	Term Loan, 5.73%, Maturing September 21, 2009	547,539
	Domino’s, Inc.
7,163,304	Term Loan, 4.31%, Maturing June 25, 2010	7,264,786
	Gate Gourmet Borrower, LLC
1,000,000	Term Loan, 10.50%, Maturing December 31, 2008	963,750

	Jack in the Box, Inc.
$1,485,000	Term Loan, 4.75%, Maturing January 8, 2011	$1,505,884
	Maine Beverage Co., LLC
937,500	Term Loan, 5.89%, Maturing June 30, 2010	942,187
	Weight Watchers International
947,625	Term Loan, 4.16%, Maturing March 31, 2010	958,681
		$19,305,588

Food/Drug Retailers — 0.7%
	Cumberland Farms, Inc.
1,957,101	Term Loan, 4.63%, Maturing September 8, 2008	1,957,101
4,222,524	Term Loan, 5.10%, Maturing September 8, 2008	4,256,832
	General Nutrition Centers, Inc.
1,023,486	Term Loan, 5.55%, Maturing December 5, 2009	1,029,243
	Rite Aid Corp.
1,970,063	Term Loan, 4.24%, Maturing September 22, 2009	1,986,686
	The Jean Coutu Group (PJC), Inc.
2,992,500	Term Loan, 5.00%, Maturing July 30, 2011	3,040,194
	The Pantry, Inc.
2,120,853	Term Loan, 4.83%, Maturing March 12, 2011	2,156,642
		$14,426,698

Forest Products — 1.0%
	Appleton Papers, Inc.
2,472,575	Term Loan, 4.56%, Maturing June 11, 2010	2,501,937
	Boise Cascade Holdings, LLC
8,009,041	Term Loan, 4.84%, Maturing September 29, 2010	8,123,755
4,410,959	Term Loan, 4.84%, Maturing October 28, 2010	4,421,483
	Koch Cellulose, LLC
551,114	Term Loan, 4.39%, Maturing May 7, 2011	558,520
2,190,998	Term Loan, 4.80%, Maturing May 7, 2011	2,220,441
	RLC Industries Co.
2,582,832	Term Loan, 4.08%, Maturing February 24, 2010	2,590,903
		$20,417,039

Healthcare — 3.4%
	Accredo Health, Inc.
3,465,717	Term Loan, 4.48%, Maturing April 30, 2011	3,494,961

	Alliance Imaging, Inc.
$2,304,688	Term Loan, 4.92%, Maturing June 10, 2008	$2,327,015
	Ardent Health Services, Inc.
2,194,500	Term Loan, 4.80%, Maturing July 12, 2011	2,213,017
	Colgate Medical, Ltd.
881,811	Term Loan, 4.55%, Maturing December 30, 2008	892,833
	Community Health Systems, Inc.
11,823,384	Term Loan, 4.15%, Maturing August 19, 2011	11,930,539
	Concentra Operating Corp.
4,925,250	Term Loan, 5.05%, Maturing June 30, 2009	4,988,869
	Conmed Corp.
1,727,252	Term Loan, 4.95%, Maturing December 31, 2007	1,748,033
	Corss Country Healthcare, Inc.
1,009,825	Term Loan, 5.64%, Maturing June 5, 2009	1,019,292
	Dade Behring Holdings, Inc.
1,608,742	Term Loan, 4.31%, Maturing October 3, 2008	1,620,807
	Davita, Inc.
10,236,431	Term Loan, 4.52%, Maturing March 31, 2009	10,274,817
	DJ Orthopedics, Inc.
950,000	Term Loan, 4.83%, Maturing May 15, 2009	965,437
	Encore Medical IHC, Inc.
1,650,000	Term Loan, 5.42%, Maturing October 4, 2010	1,677,844
	Envision Worldwide, Inc.
1,296,389	Term Loan, 7.39%, Maturing September 30, 2010	1,299,630
	FHC Health Systems, Inc.
1,857,143	Term Loan, 8.40%, Maturing December 18, 2009	1,885,000
1,300,000	Term Loan, 10.40%, Maturing December 18, 2009	1,319,500
	Hanger Orthopedic Group, Inc.
496,231	Term Loan, 6.06%, Maturing September 30, 2009	500,573
	Kinetic Concepts, Inc.
3,041,500	Term Loan, 4.31%, Maturing October 3, 2009	3,066,845
	Knowledge Learning Corp.
3,320,000	Term Loan, 5.05%, Maturing January 7, 2012	3,351,125
	Leiner Health Products, Inc.
1,119,375	Term Loan, 5.56%, Maturing May 27, 2011	1,136,166

	Magellan Health Services, Inc.
$277,778	Term Loan, 4.68%, Maturing August 15, 2008	$281,771
472,222	Term Loan, 4.74%, Maturing August 15, 2008	479,010
	Medcath Holdings Corp.
497,500	Term Loan, 5.12%, Maturing July 2, 2011	502,786
	National Mentor, Inc.
847,875	Term Loan, 5.48%, Maturing September 30, 2011	863,508
	SFBC International, Inc.
465,000	Term Loan, 5.61%, Maturing December 21, 2011	473,137
	Sunrise Medical Holdings, Inc.
2,064,650	Term Loan, 5.81%, Maturing May 13, 2010	2,087,877
	Team Health, Inc.
2,233,125	Term Loan, 5.81%, Maturing March 23, 2011	2,240,104
	Triad Hospitals Holdings
4,777,209	Term Loan, 4.83%, Maturing March 31, 2008	4,858,155
	Vanguard Health Holding Co., LLC
1,271,813	Term Loan, 5.79%, Maturing September 23, 2011	1,296,057
	Vicar Operating, Inc.
797,990	Term Loan, 4.38%, Maturing September 30, 2008	808,962
	VWR International, Inc.
1,189,933	Term Loan, 5.17%, Maturing April 7, 2011	1,211,650
		$70,815,320

Home Furnishings — 1.3%
	General Binding Corp.
2,417,655	Term Loan, 6.85%, Maturing January 15, 2008	2,426,721
	Interline Brands, Inc.
3,423,913	Term Loan, 4.81%, Maturing December 31, 2010	3,466,712
	Jarden Corp.
2,970,000	Term Loan, 6.25%, Maturing January 24, 2012	3,000,760
	Juno Lighting, Inc.
844,145	Term Loan, 5.07%, Maturing November 21, 2010	858,918
	Knoll, Inc.
3,159,059	Term Loan, 5.40%, Maturing September 30, 2011	3,198,547
	Sealy Mattress Co.
3,871,834	Term Loan, 4.54%, Maturing April 6, 2012	3,929,912

	Simmons Co.
$4,979,259	Term Loan, 5.67%, Maturing December 19, 2011	$5,051,872
	Termpur-Pedic, Inc.
4,925,000	Term Loan, 4.81%, Maturing June 30, 2009	4,971,172
		$26,904,614

Industrial Equipment — 0.7%
	Bucyrus International, Inc.
1,056,579	Term Loan, 4.58%, Maturing July 28, 2010	1,075,069
	Chart Industries, Inc.
1,418,403	Term Loan, 5.63%, Maturing September 15, 2009	1,427,268
	Colfax Corp.
2,307,108	Term Loan, 4.81%, Maturing November 30, 2011	2,334,025
	Flowserve Corp.
1,994,185	Term Loan, 5.36%, Maturing June 30, 2009	2,031,576
	Gleason Corp.
550,000	Term Loan, 5.21%, Maturing July 27, 2011	556,875
1,250,000	Term Loan, 8.10%, Maturing January 31, 2012	1,275,000
	Itron, Inc.
1,521,547	Term Loan, 4.83%, Maturing December 17, 2010	1,538,029
	MTD Products
995,000	Term Loan, 4.63%, Maturing June 1, 2010	1,007,437
	SPX Corp.
260,615	Term Loan, 4.58%, Maturing September 30, 2008	262,162
3,379,380	Term Loan, 4.63%, Maturing September 30, 2009	3,402,613
		$14,910,054

Insurance — 0.8%
	Alliant Resources Group, Inc.
1,592,000	Term Loan, 5.67%, Maturing August 31, 2011	1,593,990
	CCC Information Services Group
1,098,898	Term Loan, 5.56%, Maturing August 20, 2010	1,112,634
	Conseco, Inc.
5,857,203	Term Loan, 6.08%, Maturing June 22, 2010	5,981,669
	Hilb, Rogal and Hobbs Co.
1,974,747	Term Loan, 4.81%, Maturing December 15, 2011	2,004,987
	U.S.I. Holdings Corp.
5,910,000	Term Loan, 5.23%, Maturing August 11, 2007	5,941,400
		$16,634,680

Leisure Goods/Activities/Movies — 2.3%
	Alliance Atlantis Comm., Inc.
$718,000	Term Loan, 4.29%, Maturing December 31, 2011	$726,975
	AMF Bowling Worldwide, Inc.
1,786,474	Term Loan, 5.52%, Maturing August 27, 2009	1,805,456
	Bombardier Recreational Products, Inc.
509,429	Term Loan, 4.97%, Maturing December 18, 2010	517,548
	Cinemark, Inc.
1,985,000	Term Loan, 4.35%, Maturing March 31, 2011	2,018,497
	Hollywood Entertainment Corp.
2,462,121	Term Loan, 6.08%, Maturing March 31, 2008	2,475,971
	Loews Cineplex Entertainment
4,359,075	Term Loan, 4.64%, Maturing July 30, 2011	4,423,441
	Metro-Goldwyn-Mayer Studios, Inc.
8,728,125	Term Loan, 5.06%, Maturing April 30, 2011	8,751,036
	Regal Cinemas Corp.
9,111,766	Term Loan, 4.56%, Maturing November 10, 2010	9,229,463
	Six Flags Theme Parks, Inc.
8,296,409	Term Loan, 4.90%, Maturing June 30, 2009	8,441,596
	Universal City Development Partners, Ltd.
2,140,000	Term Loan, 4.58%, Maturing June 9, 2011	2,174,775
	WMG Acquisition Corp.
6,600,125	Term Loan, 5.21%, Maturing February 28, 2011	6,690,190
	Yankees Holdings & YankeeNets, LLC
455,714	Term Loan, 4.77%, Maturing June 25, 2007	463,689
994,286	Term Loan, 5.01%, Maturing June 25, 2007	1,011,686
		$48,730,323

Lodging and Casinos — 1.7%
	Alliance Gaming Corp.
5,926,183	Term Loan, 4.90%, Maturing September 5, 2009	5,966,925
	Ameristar Casinos, Inc.
625,000	Term Loan, 4.63%, Maturing December 31, 2006	634,636

$2,772,680	Term Loan, 4.63%, Maturing December 31, 2006	$2,815,427
	Argosy Gaming Co.
2,394,000	Term Loan, 4.31%, Maturing June 30, 2011	2,411,208
	Boyd Gaming Corp.
4,960,075	Term Loan, 4.23%, Maturing June 30, 2011	5,029,829
	CNL Hospitality Partners, L.P.
1,143,534	Term Loan, 4.90%, Maturing October 13, 2006	1,162,116
	CNL Resort Hotel, L.P.
1,790,000	Term Loan, 5.59%, Maturing August 18, 2006	1,790,000
	Globalcash Access, LLC
1,105,224	Term Loan, 5.33%, Maturing March 10, 2010	1,123,875
	Isle of Capri Casinos, Inc.
1,998,987	Term Loan, 4.61%, Maturing April 25, 2008	2,008,233
	Marina District Finance Co., Inc.
2,850,000	Term Loan, 3.93%, Maturing October 14, 2011	2,879,093
	Mohegan Tribal Gaming Authority
659,090	Term Loan, 6.25%, Maturing March 31, 2008	660,738
	Penn National Gaming, Inc.
1,808,279	Term Loan, 5.07%, Maturing July 31, 2006	1,816,642
	Pinnacle Entertainment, Inc.
1,565,000	Term Loan, 5.58%, Maturing August 27, 2010	1,588,475
	Seminole Tribe of Florida
650,000	Term Loan, 4.88%, Maturing September 30, 2011	656,500
	Venetian Casino Resort, LLC
1,843,864	Term Loan, 4.90%, Maturing June 15, 2011	1,876,515
	Wyndham International, Inc.
2,122,347	Term Loan, 8.19%, Maturing December 31, 2004	2,134,020
	Wynn Las Vegas, LLC
197,026	Term Loan, 4.66%, Maturing December 14, 2011	199,797
		$34,754,029

Nonferrous Metals/Minerals — 0.7%
	Compass Minerals Group, Inc.
1,460,282	Term Loan, 4.80%, Maturing November 28, 2009	1,482,003
	Consol Energy, Inc.
1,560,000	Term Loan, 4.89%, Maturing June 30, 2010	1,565,850

	Foundation Coal Corp.
$1,638,298	Term Loan, 4.73%, Maturing July 30, 2011	$1,663,487
	ICG, LLC
1,496,250	Term Loan, 5.36%, Maturing November 5, 2010	1,520,564
	International Mill Service, Inc.
2,000,000	Term Loan, 8.33%, Maturing October 26, 2011	2,035,000
	Magnequench, Inc.
908,862	Term Loan, 9.92%, Maturing September 30, 2009	915,679
1,600,000	Term Loan, 13.42%, Maturing December 31, 2009	1,616,000
	Novelis, Inc.
1,455,000	Term Loan, 4.13%, Maturing January 6, 2012	1,468,540
2,530,000	Term Loan, 4.13%, Maturing January 6, 2012	2,552,841
		$14,819,964

Oil and Gas — 1.9%
	Dresser Rand Group, Inc.
1,845,597	Term Loan, 4.56%, Maturing October 29, 2011	1,874,896
	Dresser, Inc.
1,631,252	Term Loan, 4.97%, Maturing April 10, 2009	1,651,642
	Dynegy Holdings, Inc.
4,427,750	Term Loan, 6.39%, Maturing May 28, 2010	4,510,770
	El Paso Corp.
3,767,993	Term Loan, 5.19%, Maturing November 23, 2009	3,811,166
2,269,875	Term Loan, 5.27%, Maturing November 23, 2009	2,291,686
	Getty Petroleum Marketing, Inc.
3,238,333	Term Loan, 5.80%, Maturing May 19, 2010	3,301,076
	Lyondell-Citgo Refining, L.P.
2,977,544	Term Loan, 4.59%, Maturing May 21, 2007	3,011,041
	Magellan Midstream Holdings, L.P.
1,860,124	Term Loan, 5.09%, Maturing December 10, 2011	1,885,701
	Mainline, L.P.
800,000	Term Loan, 4.90%, Maturing December 17, 2011	807,000
	Semgroup, L.P.
1,231,913	Term Loan, 5.74%, Maturing August 27, 2010	1,245,772
	Sprague Energy Corp.
4,164,286	Revolving Loan, 4.54%, Maturing August 10, 2007	4,153,875

	Williams Production RMT Co.
$12,253,576	Term Loan, 4.99%, Maturing May 30, 2007	$12,457,806
		$41,002,431

Publishing — 3.4%
	Advanstar Communications
359,177	Term Loan, 7.08%, Maturing November 17, 2007	361,797
	Advertising Directory Solution
2,725,000	Term Loan, 6.23%, Maturing May 9, 2010	2,790,855
2,900,000	Term Loan, 4.48%, Maturing November 9, 2011	2,929,000
	American Media Operations, Inc.
2,288,918	Term Loan, 5.31%, Maturing April 1, 2007	2,323,968
	CBD Media, LLC
1,696,854	Term Loan, 5.09%, Maturing December 31, 2009	1,722,307
	Dex Media East, LLC
738,643	Term Loan, 4.28%, Maturing November 8, 2008	747,414
4,723,242	Term Loan, 4.14%, Maturing May 8, 2009	4,785,533
	Dex Media West, LLC
1,368,885	Term Loan, 4.60%, Maturing September 9, 2009	1,386,139
8,449,027	Term Loan, 4.45%, Maturing March 9, 2010	8,565,201
	Freedom Communications
4,750,000	Term Loan, 4.40%, Maturing May 18, 2012	4,824,813
	Herald Media, Inc.
308,450	Term Loan, 5.03%, Maturing July 22, 2011	313,270
625,000	Term Loan, 8.03%, Maturing January 22, 2012	635,352
	Lamar Media Corp.
1,500,000	Term Loan, 4.06%, Maturing June 30, 2010	1,518,750
	Liberty Group Operating
4,203,996	Term Loan, 6.01%, Maturing April 30, 2007	4,230,271
	Merrill Communications, LLC
1,492,641	Term Loan, 5.08%, Maturing February 9, 2009	1,513,632
	Morris Publishing Group, LLC
3,000,000	Term Loan, 4.06%, Maturing September 30, 2010	3,025,314
4,500,000	Term Loan, 4.31%, Maturing March 31, 2011	4,557,659
	Nebraska Book Co., Inc.
952,800	Term Loan, 4.67%, Maturing March 4, 2011	966,497

	Newspaper Holdings, Inc.
$2,300,000	Term Loan, 4.31%, Maturing August 24, 2011	$2,299,282
	R.H. Donnelley Corp.
1,733,975	Term Loan, 4.24%, Maturing December 31, 2009	1,746,586
4,968,704	Term Loan, 4.28%, Maturing June 30, 2010	5,025,118
	Source Media, Inc.
2,043,000	Term Loan, 4.69%, Maturing November 8, 2011	2,067,261
250,000	Term Loan, 7.94%, Maturing August 30, 2012	255,313
	Sun Media Corp.
2,577,814	Term Loan, 4.73%, Maturing February 7, 2009	2,599,566
	The Reader’s Digest Association, Inc.
2,482,243	Term Loan, 4.55%, Maturing May 20, 2008	2,518,312
	Transwestern Publishing Co., LLC
828,800	Term Loan, 4.20%, Maturing February 25, 2011	840,455
1,588,002	Term Loan, 5.79%, Maturing February 25, 2011	1,616,537
395,600	Term Loan, 4.56%, Maturing August 24, 2012	401,163
	Weekly Reader Corp.
980,000	Term Loan, 6.76%, Maturing March 18, 2009	977,550
	Xerox Corp.
4,500,000	Term Loan, 4.33%, Maturing September 30, 2008	4,548,164
		$72,093,079

Radio and Television — 2.3%
	Adams Outdoor Advertising, L.P.
2,636,750	Term Loan, 4.92%, Maturing October 15, 2011	2,674,653
350,000	Term Loan, 6.17%, Maturing April 15, 2012	356,563
	Block Communications, Inc.
744,028	Term Loan, 5.31%, Maturing November 30, 2009	751,004
	Canwest Media, Inc.
3,496,749	Term Loan, 4.75%, Maturing August 15, 2009	3,547,015
	Cumulus Media, Inc.
2,493,750	Term Loan, 4.06%, Maturing March 28, 2010	2,505,179
995,000	Term Loan, 4.25%, Maturing March 28, 2010	1,011,169

	DirecTV Holdings, LLC
$8,866,531	Term Loan, 4.47%, Maturing March 6, 2010	$9,000,637
	Emmis Operating Co.
5,575,000	Term Loan, 4.17%, Maturing November 10, 2011	5,640,428
	Entravision Communications Co.
1,160,000	Term Loan, 4.31%, Maturing February 27, 2012	1,172,809
	Gray Television, Inc.
6,284,250	Term Loan, 4.31%, Maturing December 31, 2010	6,370,658
	NEP Supershooters, L.P.
1,562,271	Term Loan, 10.56%, Maturing August 3, 2011	1,550,554
	Nexstar Broadcasting, Inc.
1,606,525	Term Loan, 4.31%, Maturing December 31, 2010	1,613,553
877,247	Term Loan, 4.31%, Maturing December 31, 2010	884,375
	Rainbow National Services, LLC
3,128,663	Term Loan, 5.19%, Maturing March 31, 2012	3,177,548
	Raycom National, LLC
2,350,000	Term Loan, 4.56%, Maturing February 24, 2012	2,379,375
	Sinclair Television Group, Inc.
1,835,000	Term Loan, 4.33%, Maturing June 30, 2009	1,843,602
2,985,000	Term Loan, 4.33%, Maturing December 31, 2009	3,012,984
	Susquehanna Media Co.
2,000,000	Term Loan, 4.17%, Maturing March 31, 2012	2,030,626
		$49,522,732

Rail Industries — 0.3%
	Kansas City Southern Industries, Inc.
770,000	Term Loan, 4.30%, Maturing March 30, 2008	780,973
	Railamerica, Inc.
4,419,770	Term Loan, 4.38%, Maturing September 29, 2011	4,499,878
522,465	Term Loan, 4.38%, Maturing September 29, 2011	531,717
		$5,812,568

Retailers (Except Food and Drug) — 1.5%
	American Achievement Corp.
694,750	Term Loan, 6.75%, Maturing March 25, 2011	706,040
	Amscan Holdings, Inc.
985,050	Term Loan, 5.60%, Maturing April 30, 2012	991,207

	CKS Auto, Inc.
$3,960,000	Term Loan, 4.85%, Maturing June 20, 2009	$4,004,550
	Coinmach Laundry Corp.
4,618,388	Term Loan, 5.47%, Maturing July 25, 2009	4,674,677
	FTD, Inc.
992,500	Term Loan, 4.65%, Maturing February 28, 2011	1,007,388
	Harbor Freight Tools USA, Inc.
2,344,125	Term Loan, 4.75%, Maturing July 15, 2010	2,352,622
	Home Interiors & Gifts, Inc.
1,126,922	Term Loan, 7.17%, Maturing March 31, 2011	1,092,551
	Josten’s Corp.
2,725,000	Term Loan, 4.81%, Maturing December 6, 2011	2,755,899
	Oriental Trading Co., Inc.
5,259,712	Term Loan, 5.38%, Maturing August 4, 2010	5,288,203
	Rent-A-Center, Inc.
2,577,740	Term Loan, 4.46%, Maturing June 30, 2010	2,613,183
	Riddell Bell Holdings, Inc.
498,750	Term Loan, 4.76%, Maturing September 30, 2011	507,582
	Savers, Inc.
839,640	Term Loan, 6.77%, Maturing August 4, 2009	846,462
1,000,000	Term Loan, 10.48%, Maturing August 4, 2010	1,012,500
	Travelcenters of Ameria, Inc.
4,247,000	Term Loan, 4.32%, Maturing October 1, 2008	4,297,433
		$32,150,297

Surface Transport — 0.6%
	Horizon Lines, LLC
980,075	Term Loan, 5.39%, Maturing July 7, 2011	992,326
	Laidlaw International, Inc.
6,333,240	Term Loan, 6.33%, Maturing June 19, 2009	6,363,918
	NFIL Holding Corp.
523,810	Term Loan, 4.50%, Maturing February 27, 2010	531,667
1,529,589	Term Loan, 4.61%, Maturing February 27, 2010	1,550,621
	Sirva Worldwide, Inc.
2,441,176	Term Loan, 4.58%, Maturing December 31, 2010	2,416,765
		$11,855,297

Telecommunications — 3.3%
	American Tower, L.P.
$6,343,125	Term Loan, 4.23%, Maturing August 31, 2011	$6,422,414
	Centennial Cellular Operating
3,826,112	Term Loan, 4.95%, Maturing February 9, 2011	3,860,486
	Cincinnati Bell, Inc.
8,905,101	Term Loan, 5.00%, Maturing June 30, 2008	8,995,541
	Consolidated Communications, Inc.
1,228,962	Term Loan, 4.67%, Maturing October 14, 2010	1,232,034
2,110,835	Term Loan, 4.95%, Maturing October 14, 2011	2,146,456
	Iowa Telecommunications Service
2,458,000	Term Loan, 4.59%, Maturing November 23, 2005	2,485,653
	Nextel Partners Operation Corp.
4,800,000	Term Loan, 4.94%, Maturing May 31, 2011	4,870,714
	Ntelos, Inc.
2,987,280	Term Loan, 6.33%, Maturing July 25, 2008	2,991,014
	Qwest Corp.
12,500,000	Term Loan, 7.39%, Maturing June 4, 2007	13,052,450
	SBA Senior Finance, Inc.
2,782,893	Term Loan, 4.91%, Maturing October 31, 2008	2,822,897
	Spectrasite Communications, Inc.
3,597,000	Term Loan, 4.03%, Maturing May 23, 2012	3,627,726
	Stratos Global Corp.
1,646,000	Term Loan, 4.75%, Maturing December 3, 2010	1,664,518
	Triton PCS, Inc.
2,765,000	Term Loan, 5.75%, Maturing November 18, 2009	2,805,612
	USA Mobility, Inc.
470,286	Term Loan, 4.83%, Maturing November 16, 2006	473,813
	Valor Telecommunications Enterprises, LLC
3,491,250	Term Loan, 6.03%, Maturing November 10, 2011	3,510,525
1,100,000	Term Loan, 10.23%, Maturing November 10, 2011	1,134,238
	Viasystems, Inc.
750,000	Term Loan, 6.49%, Maturing September 30, 2009	757,656

	Westcom Corp.
$1,000,000	Term Loan, 5.41%, Maturing December 17, 2010	$1,016,875
1,000,000	Term Loan, 9.66%, Maturing May 17, 2011	1,040,000
	Western Wireless Corp.
5,373,000	Term Loan, 5.52%, Maturing May 28, 2011	5,417,773
		$70,328,395

Utilities — 1.0%
	Allegheny Energy Supply Co., LLC
3,674,681	Term Loan, 4.80%, Maturing October 28, 2011	3,747,715
	Cogentrix Delaware Holdings, Inc.
1,736,875	Term Loan, 4.83%, Maturing February 26, 2009	1,749,902
	Coleto Creek WLE, L.P.
945,250	Term Loan, 4.83%, Maturing June 30, 2011	962,579
	NRG Energy, Inc.
2,091,996	Term Loan, 2.45%, Maturing December 20, 2011	2,099,841
2,660,754	Term Loan, 4.52%, Maturing December 20, 2011	2,678,049
	Pike Electric, Inc.
1,365,946	Term Loan, 4.69%, Maturing July 1, 2012	1,390,278
1,043,000	Term Loan, 4.75%, Maturing July 1, 2012	1,059,297
	Plains Resources, Inc.
1,414,286	Term Loan, 4.39%, Maturing July 23, 2010	1,434,175
	Reliant Energy, Inc.
2,645,000	Term Loan, 5.05%, Maturing December 22, 2010	2,666,017
	Texas Genco, LLC
3,856,954	Term Loan, 4.48%, Maturing December 14, 2011	3,909,987
		$21,697,840

Total Senior, Floating Rate Interests (identified cost $1,055,086,720)		$1,065,387,680

Mortgage Pass-Throughs — 47.7%

Principal Amount (000’s omitted)	Security	Value

	Federal Home Loan Mortgage Corp.:
$2,352	3.181%, with maturity at 2025(4)	$2,410,069
1,489	6.00%, with maturity at 2026	1,538,663

$55,312	6.50%, with various maturities to 2025	$57,912,445
27,042	7.00%, with various maturities to 2027	28,677,533
1,643	7.13%, with maturity at 2023	1,757,747
55,909	7.50%, with various maturities to 2028(5)	60,062,033
2,089	7.65%, with maturity at 2022	2,262,257
573	7.70%, with maturity at 2022	621,567
39,050	8.00%, with various maturities to 2030	42,566,355
27,216	8.50%, with various maturities to 2030	29,948,501
341	8.75%, with maturity at 2010	362,028
10,430	9.00%, with various maturities to 2023	11,537,846
10,414	9.50%, with various maturities to 2025	11,754,312
4,973	10.00%, with various maturities to 2022	5,670,145
3,309	10.50%, with various maturities to 2021	3,786,955
190	11.00%, with maturity at 2015	214,480
369	11.50%, with various maturities to 2020	423,771
3,086	12.00%, with various maturities to 2020	3,576,010
1,256	12.50%, with various maturities to 2015	1,475,149
521	13.00%, with maturity at 2015	623,250
44	13.50%, with maturity at 2014	51,201
199	14.00%, with maturity at 2014	245,487
		$267,477,804
	Federal National Mortgage Assn.:
1,212	6.00%, with maturity at 2023	1,254,623
88,906	6.50%, with various maturities to 2029(5)	93,050,197
1,146	6.75%, with maturity at 2023	1,212,166
82,922	7.00%, with various maturities to 2028(5)	87,883,696
24,043	7.50%, with various maturities to 2028	25,811,289
28,914	8.00%, with various maturities to 2028	31,462,469
161	8.25%, with maturity at 2018	175,847
7,119	8.425%, with maturity at 2027	7,880,270
15,570	8.50%, with various maturities to 2027	17,147,355
2,399	8.616%, with maturity at 2029	2,670,924
3,730	8.638%, with maturity at 2028(4)	4,128,624
3,525	8.818%, with maturity at 2027	3,920,595
27,669	9.00%, with various maturities to 2026	30,844,570

$1,560	9.28%, with maturity at 2024	$1,735,412
11,506	9.50%, with various maturities to 2030	12,976,164
4,971	10.00%, with various maturities to 2021	5,676,792
4,131	10.259%, with maturity at 2025	4,725,341
4,461	10.278%, with maturity at 2019	5,050,256
6,103	10.50%, with various maturities to 2025	7,027,282
2,022	11.00%, with various maturities to 2020	2,333,730
218	11.25%, with maturity at 2016	251,466
4,947	11.50%, with various maturities to 2021	5,739,639
15	11.75%, with maturity at 2014	17,581
717	12.00%, with various maturities to 2016	842,969
642	12.50%, with various maturities to 2015	753,740
686	13.00%, with various maturities to 2015	817,554
251	13.50%, with various maturities to 2017	306,284
86	14.50%, with maturity at 2014	104,835
		$355,801,670
	Government National Mortgage Assn.:
9,162	6.00%, with maturity at 2024(5)	9,474,351
78,643	6.50%, with various maturities to 2024(5)	82,363,239
14,742	7.00%, with various maturities to 2024	15,638,900
46,854	8.00%, with various maturities to 2025(5)	50,937,331
4,288	8.50%, with various maturities to 2022	4,751,467
20,364	9.00%, with various maturities to 2026	22,741,991
28,248	9.50%, with various maturities to 2026(5)	31,975,620
1,900	10.00%, with maturity at 2019	2,187,886
		$220,070,785
	Collateralized Mortgage Obligations:
1,137	Federal Home Loan Mortgage Corp., Series 1289, Class PV, 7.50%, 6/15/22	1,201,506
6,233	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	6,577,829
9,951	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	10,531,436

$6,438	Federal Home Loan Mortgage Corp., Series 1620, Class Z, 6.00%, 11/15/23	$6,712,353
3,907	Federal Home Loan Mortgage Corp., Series 1650, Class K, 6.50%, 1/15/24	4,163,901
1,829	Federal Home Loan Mortgage Corp., Series 1720, Class PJ, 7.25%, 1/15/24	1,902,886
14,343	Federal Home Loan Mortgage Corp., Series 1730, Class Z, 7.00%, 5/15/24	15,193,907
3,005	Federal Home Loan Mortgage Corp., Series 2198, Class ZA, 8.50%, 11/15/29	3,658,434
4,300	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	4,507,273
5,152	Federal Home Loan Mortgage Corp., Series 40, Class K, 6.50%, 8/17/24	5,474,402
1,217	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	1,345,190
1,125	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	1,265,443
2,266	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	2,547,461
523	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	579,843
2,597	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	2,927,079
946	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	1,023,340
500	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	535,709
968	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	1,037,571
1,901	Federal National Mortgage Assn., Series 1992-185, Class ZB, 7.00%, 10/25/22	2,014,953
7,436	Federal National Mortgage Assn., Series 1992-77, Class ZA, 8.00%, 5/25/22	8,100,896
3,898	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	4,176,800
3,701	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	3,956,415

$5,086	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	$5,450,777
11,364	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	12,171,333
8,248	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	8,934,418
9,084	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	9,624,471
5,198	Federal National Mortgage Assn., Series 1997-77, Class Z, 7.00%, 11/18/27	5,604,630
7,630	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	8,276,492
1,662	Federal National Mortgage Assn., Series G92-44, Class Z, 8.00%, 7/25/22	1,797,961
2,705	Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, 7/25/22	2,917,540
6,026	Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, 8/25/23	6,382,673
9,000	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32	9,366,327
3,340	Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	3,507,874
		$163,469,123

Total Mortgage Pass-Throughs (identified cost $1,018,384,754)		$1,006,819,382

Corporate Bonds & Notes — 49.6%

Principal Amount (000’s omitted)	Security	Value

Aerospace and Defense — 0.6%
	Argo Tech Corp., Sr. Notes
$1,815	9.25%, 6/1/11(3)	$1,996,500
	Armor Holdings, Inc., Sr. Sub. Notes
1,895	8.25%, 8/15/13	2,117,662
	BE Aerospace, Sr. Sub. Notes, Series B
660	8.00%, 3/1/08	656,700
	Crown Castle International Corp., (PIK)
11	6.25%, 1/0/00	560,736

	Sequa Corp.
$5,350	8.875%, 4/1/08	$5,778,000
	Standard Aero Holdings, Inc., Sr. Sub. Notes
760	8.25%, 9/1/14(3)	820,800
	Vought Aircraft Industries, Inc., Sr. Notes
1,000	8.00%, 7/15/11	1,000,000
		$12,369,662

Air Transport — 0.3%
	American Airlines
3,615	7.80%, 10/1/06	3,183,266
525	8.608%, 4/1/11	463,507
	Continental Airlines
475	8.00%, 12/15/05	469,062
	Delta Air Lines
199	7.779%, 11/18/05	170,462
2,426	9.50%, 11/18/08(3)	2,147,010
	Northwest Airlines, Inc.
445	8.875%, 6/1/06	404,950
		$6,838,257

Automotive — 1.6%
	Accuride Corp., Sr. Sub Notes
650	8.50%, 2/1/15(3)	672,750
	Affinia Group, Inc.
1,070	9.00%, 11/30/14(3)	1,107,450
	Altra Industrial Motion
665	9.00%, 12/1/11(3)	671,650
	Cooper-Standard Automotive, Inc.
325	7.00%, 12/15/12(3)	320,937
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,020	9.75%, 11/1/13	1,093,950
	Metaldyne Corp.
2,855	11.00%, 6/15/12(3)	2,383,925
	Metaldyne, Inc., Sr. Notes
2,640	10.00%, 11/1/13(3)	2,481,600
	Sonic Automotive, Inc., Sr. Sub. Notes
1,600	8.625%, 8/15/13	1,712,000
	Tenneco Automotive, Global Shares, Series B
10,855	10.25%, 7/15/13	12,808,900
	Tenneco Automotive, Inc., Sr. Sub. Notes
2,680	8.625%, 11/15/14(3)	2,800,600
	TRW Automotive, Inc., Sr. Notes
2,230	9.375%, 2/15/13	2,519,900

	TRW Automotive, Inc., Sr. Sub. Notes
$3,900	11.00%, 2/15/13	$4,582,500
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	1,044,450
		$34,200,612

Broadcasting — 0.2%
	Fisher Communications, Inc., Sr. Notes
995	8.625%, 9/15/14(3)	1,075,844
	XM Satellite Radio, Inc.
2,625	1.75%, 12/1/09(3)	2,503,594
		$3,579,438

Building and Development — 1.2%
	Coleman Cable, Inc., Sr. Notes
1,060	9.875%, 10/1/12(3)	1,118,300
	Dayton Superior Corp., Sr. Notes
7,170	10.75%, 9/15/08	7,743,600
	MAAX Corp., Sr. Sub. Notes
1,150	9.75%, 6/15/12	1,221,875
	Owens Corning
195	7.70%, 5/1/08(6)	138,450
	Ply Gem Industries, Inc., Sr. Sub. Notes
1,740	9.00%, 2/15/12(3)	1,740,000
2,625	9.00%, 2/15/12(3)	2,625,000
	RMCC Acquisition Co., Sr. Sub. Notes
3,495	9.50%, 11/1/12(3)	3,460,050
	Shaw Group, Inc., Sr. Notes
1,550	10.75%, 3/15/10	1,724,375
	WCI Communities, Inc., Sr. Sub. Notes
6,000	7.875%, 10/1/13	6,435,000
		$26,206,650

Business Equipment and Services — 1.9%
	Affinity Group, Inc., Sr. Sub. Notes
3,450	9.00%, 2/15/12	3,708,750
	Allied Security Escrow, Sr. Sub. Notes
450	11.375%, 7/15/11(3)	473,625
	Amerco, Inc.
1,560	9.00%, 3/15/09	1,657,500
	Coinmach Corp., Sr. Notes
476	9.00%, 2/1/10	492,660

	E*Trade Financial Corp., Sr. Notes
$2,420	8.00%, 6/15/11(3)	$2,613,600
	Mobile Mini, Inc.
2,090	9.50%, 7/1/13	2,404,754
	Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
4,660	9.875%, 8/15/11	5,195,900
	NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK)
3,270	11.75%, 1/1/12(3)	3,417,150
	Quintiles Transnational Corp., Sr. Sub. Notes
9,690	10.00%, 10/1/13	10,998,150
	Williams Scotsman, Inc., Sr. Notes
1,515	10.00%, 8/15/08	1,658,925
	Xerox Corp.
3,000	9.75%, 1/15/09	3,480,000
	Xerox Corp., Sr. Notes
1,855	7.125%, 6/15/10	2,008,037
1,485	7.625%, 6/15/13	1,607,512
		$39,716,563

Cable and Satellite Television — 0.9%
	Charter Communications Holdings, LLC, Sr. Notes
2,520	10.25%, 1/15/10	2,116,800
	Insight Communications, Sr. Disc. Notes
13,650	12.25%, 2/15/11	13,445,250
	UGS Corp., Sr. Sub. Notes
2,485	10.00%, 6/1/12(3)	2,783,200
		$18,345,250

Chemicals and Plastics — 4.2%
	Acetex Corp., Sr. Notes
3,000	10.875%, 8/1/09	3,262,500
	Avecia Investments Ltd.
562	11.00%, 7/1/09	595,720
	BCP Caylux Holdings, Sr. Sub. Notes
4,880	9.625%, 6/15/14(3)	5,441,200
	Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
1,765	9.00%, 7/15/14(3)	1,950,325
	Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes
5,165	10.50%, 10/1/14(3)	3,531,569
	Equistar Chemical, Sr. Notes
7,000	10.625%, 5/1/11	8,085,000
	Huntsman Advanced Materials, Sr. Notes
905	11.00%, 7/15/10(3)	1,067,900

	Huntsman International
$6,000	9.875%, 3/1/09	$6,570,000
	Huntsman LLC
6,825	11.625%, 10/15/10	7,985,250
	Innophos, Inc., Sr. Sub. Notes
1,100	8.875%, 8/15/14(3)	1,190,750
	Koppers, Inc.
1,835	9.875%, 10/15/13	2,091,900
	Lyondell Chemical Co.
1,940	9.50%, 12/15/08	2,104,900
4,790	9.50%, 12/15/08	5,197,150
995	11.125%, 7/15/12	1,174,100
	Lyondell Chemical Co., Series A
3,170	9.625%, 5/1/07	3,479,075
	Lyondell Chemical Co., Sr. Notes
2,412	10.50%, 6/1/13	2,858,220
	Nalco Co., Sr. Sub. Notes
2,960	8.875%, 11/15/13(3)	3,241,200
	OM Group, Inc.
11,180	9.25%, 12/15/11	11,962,600
	Polyone Corp.
2,490	10.625%, 5/15/10	2,788,800
	Polyone Corp., Sr. Notes
25	8.875%, 5/1/12	27,000
	Rhodia SA, Sr. Notes
6,450	10.25%, 6/1/10	7,369,125
	Rockwood Specialties Group, Sr. Sub. Notes
1,360	10.625%, 5/15/11	1,557,200
	UAP Holding Corp., Sr. Disc. Notes
5,535	10.75%, 7/15/12(3)	4,455,675
		$87,987,159

Clothing/Textiles — 1.0%
	Levi Strauss & Co., Sr. Notes
3,250	11.625%, 1/15/08	3,420,625
	Oxford Industries, Inc., Sr. Notes
9,690	8.875%, 6/1/11	10,368,300
	Perry Ellis International, Inc., Sr. Sub. Notes
3,795	8.875%, 9/15/13	3,965,775
	Phillips Van-Heusen, Sr. Notes
1,175	7.25%, 2/15/11(3)	1,233,750
2,500	8.125%, 5/1/13	2,725,000
		$21,713,450

Computers - Integrated Systems — 0.0%
	Activant Solutions, Inc., Sr. Notes
$1,000	10.50%, 6/15/11	$1,082,500
		$1,082,500

Conglomerates — 0.6%
	Amsted Industries, Inc., Sr. Notes
7,150	10.25%, 10/15/11(3)	8,079,500
	Goodman Global Holdings, Sr. Notes, Variable Rate
1,570	5.76%, 6/15/12(3)	1,617,100
	Mueller Group, Inc., Sr. Sub. Notes
2,625	10.00%, 4/25/11	2,848,125
		$12,544,725

Containers and Glass Products — 2.3%
	Anchor Glass Container Corp.
5,000	11.00%, 2/15/13	5,400,000
	Crown Euro Holdings SA
20,495	10.875%, 3/1/13	24,132,862
	Graphic Packaging International Corp., Sr. Sub. Notes
3,265	9.50%, 8/15/13	3,656,800
	Intertape Polymer US, Inc., Sr. Sub. Notes
3,235	8.50%, 8/1/14	3,283,525
	Owens-Illinois, Inc., Sr. Notes
1,335	8.10%, 5/15/07	1,415,100
	Plastipak Holdings, Inc.
3,915	10.75%, 9/1/11	4,423,950
	Pliant Corp.
2,775	11.125%, 6/15/09	2,594,625
	Tekni-Plex, Inc., Sr. Notes
1,755	8.75%, 11/15/13(3)	1,763,775
	US Can Corp., Sr. Notes
820	10.875%, 7/15/10	881,500
		$47,552,137

Cosmetics/Toiletries — 0.5%
	Aearo Co. I, Sr. Sub. Notes
1,665	8.25%, 4/15/12	1,723,275
	Del Laboratories Inc., Sr. Sub. Notes
1,780	8.00%, 2/1/12(3)	1,771,100
	GFSI, Inc., Sr. Sub. Notes, Series B
270	9.625%, 3/1/07	263,250
	Samsonite Corp., Sr. Sub. Notes
3,680	8.875%, 6/1/11	3,979,000

	True Temper Sports, Inc., Sr. Sub. Notes
$700	8.375%, 9/15/11	$668,500
	WH Holdings Ltd./WH Capital Corp., Sr. Notes
1,119	9.50%, 4/1/11	1,237,894
		$9,643,019

Drugs — 0.2%
	Warner Chilcott Corp.
4,455	8.75%, 2/1/15(3)	4,599,787
		$4,599,787

Ecological Services and Equipment — 0.3%
	Alderwoods Group, Inc., Sr. Notes
1,145	7.75%, 9/15/12(3)	1,233,737
	Allied Waste North America, Series B
3,500	8.875%, 4/1/08	3,675,000
	National Waterworks, Inc., Series B
1,500	10.50%, 12/1/12	1,687,500
		$6,596,237

Electronics/Electrical — 2.0%
	Advanced Micro Devices, Inc., Sr. Notes
8,040	7.75%, 11/1/12(3)	8,060,100
	Amkor Technologies, Inc.
1,010	5.75%, 6/1/06	979,700
	Amkor Technologies, Inc., Sr. Notes
2,595	7.125%, 3/15/11	2,322,525
7,930	7.75%, 5/15/13	7,097,350
	Danka Business Systems, Sr. Notes
2,350	11.00%, 6/15/10	2,479,250
	Hexcel Corp.
1,520	9.875%, 10/1/08	1,687,200
	Hexcel Corp., Sr. Sub. Notes
525	9.75%, 1/15/09	549,937
	Nortel Networks Ltd.
665	6.125%, 2/15/06	677,469
1,575	4.25%, 9/1/08	1,525,781
	Rayovac Corp., Sr. Sub. Notes
5,445	7.375%, 2/1/15(3)	5,519,869
	Sanmina-SCI Corp., Sr. Notes
5,000	10.375%, 1/15/10	5,700,000
	Stratus Technologies, Inc., Sr. Notes
775	10.375%, 12/1/08	740,125
	Wesco Distribution Inc.
5,000	9.125%, 6/1/08	5,150,000
		$42,489,306

Energy Services — 0.1%
	Aventine Renewable Energy Holdings, Inc., Variable Rate
$1,385	8.501%, 12/15/11(3)	$1,405,775
		$1,405,775

Equipment Leasing — 0.1%
	United Rentals North America, Inc.
745	6.50%, 2/15/12	735,687
	United Rentals North America, Inc., Sr. Sub. Notes
2,250	7.00%, 2/15/14	2,103,750
		$2,839,437

Farming/Agriculture — 0.4%
	IMC Global, Inc.
6,775	11.25%, 6/1/11	7,689,625
		$7,689,625

Financial Intermediaries — 0.6%
	Alzette
750	8.691%, 12/15/20(3)	750,000
	Bryant Park CDO, Ltd., Series 2005-1A, Class C
1,000	4.941%, 1/15/19(3)	985,920
	Carlyle High Yield Partners, Series 2004-6A, Class C
1,000	4.36%, 8/15/16(3)	1,000,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D
1,000	8.20%, 3/8/17(3)	1,000,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1
1,500	4.055%, 7/30/16(3)	1,500,000
	Refco Finance Holdings, LLC, Sr. Sub. Notes
7,285	9.00%, 8/1/12(3)	7,977,075
		$13,212,995

Food Products — 0.5%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
4,240	11.50%, 11/1/11(3)	2,819,600
	Pierre Foods, Inc., Sr. Sub. Notes
3,225	9.875%, 7/15/12(3)	3,386,250
	Pinnacle Foods Holding, Sr. Sub. Notes
4,160	8.25%, 12/1/13	3,848,000
		$10,053,850

Forest Products — 2.4%
	Boise Cascade, LLC, Sr. Notes, Variable Rate
$1,520	5.535%, 10/15/12(3)	$1,569,400
	Caraustar Industries, Inc., Sr. Sub. Notes
4,950	9.875%, 4/1/11	5,457,375
	Georgia-Pacific Corp.
15,225	9.50%, 12/1/11	18,840,937
	MDP Acquisitions/JSG Funding PLC, Sr. Notes
17,180	9.625%, 10/1/12	19,069,800
	Neenah Paper, Inc., Sr. Notes
1,085	7.375%, 11/15/14(3)	1,095,850
	Newark Group, Inc., Sr. Sub. Notes
3,885	9.75%, 3/15/14	4,088,962
	Stone Container Finance Canada
1,150	7.375%, 7/15/14	1,190,250
		$51,312,574

Healthcare — 4.1%
	AMR Corp.
2,970	9.00%, 8/1/12	2,093,850
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
2,710	10.00%, 2/15/15(3)	2,798,075
	Ardent Health Services, Inc., Sr. Sub. Notes
6,995	10.00%, 8/15/13	7,274,800
	Carriage Services, Inc.
870	7.875%, 1/15/15(3)	901,537
	CDRV Investors, Inc., Sr. Disc. Notes
4,145	9.625%, 1/1/15(3)	2,497,362
	Concentra Operating Corp., Sr. Notes
7,000	9.50%, 8/15/10	7,805,000
	HCA, Inc.
2,080	5.50%, 12/1/09	2,081,876
	Healthsouth Corp.
1,125	7.625%, 6/1/12	1,133,437
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
3,175	8.75%, 2/15/12(3)	3,270,250
	Knowledge Learning Center, Sr. Sub. Notes
2,200	7.75%, 2/1/15(3)	2,222,000

	Medical Device Manufacturing, Inc., Sr. Sub. Notes
$2,645	10.00%, 7/15/12(3)	$2,869,825
	Medquest, Inc.
6,000	11.875%, 8/15/12	7,050,000
	National Mentor, Inc., Sr. Sub. Notes
1,305	9.625%, 12/1/12(3)	1,376,775
	National Nephrology Association, Sr. Sub. Notes
2,000	9.00%, 11/1/11(3)	2,290,000
	Omega Healthcare Investors, Inc., Sr. Notes
1,165	7.00%, 4/1/14	1,182,475
	Pacificare Health System
7,017	10.75%, 6/1/09	7,964,295
	Rotech Healthcare, Inc.
3,675	9.50%, 4/1/12	4,079,250
	Tenet Healthcare Corp.
6,500	7.375%, 2/1/13	6,012,500
	Tenet Healthcare Corp., Sr. Notes
2,380	9.875%, 7/1/14(3)	2,481,150
3,705	9.25%, 2/1/15(3)	3,723,525
	US Oncology, Inc., Sr. Notes
2,205	9.00%, 8/15/12(3)	2,403,450
	US Oncology, Inc., Sr. Sub. Notes
4,365	10.75%, 8/15/14(3)	5,008,837
	Vanguard Health Holdings II, Sr. Sub. Notes
4,730	9.00%, 10/1/14(3)	5,072,925
	VWR International, Inc., Sr. Sub. Notes
3,270	8.00%, 4/15/14	3,417,150
		$87,010,344

Home Furnishings — 0.1%
	Fedders North America, Inc.
2,585	9.875%, 3/1/14	2,093,850
	Leslie’s Poolmart, Sr. Notes
1,090	7.75%, 2/1/13(3)	1,114,525
		$3,208,375

Industrial Equipment — 0.7%
	Case New Holland, Inc., Sr. Notes
560	9.25%, 8/1/11(3)	614,600
7,135	9.25%, 8/1/11(3)	7,830,662
	Milacron Escrow Corp.
1,380	11.50%, 5/15/11	1,483,500
	Thermadyne Holdings Corp., Sr. Sub. Notes
4,575	9.25%, 2/1/14	4,460,625
		$14,389,387

Leisure Goods/Activities/Movies — 2.1%
	AMC Entertainment, Inc., Sr. Sub. Notes
$2,235	9.875%, 2/1/12	$2,424,975
	LCE Acquisition Corp., Sr. Sub. Notes
4,465	9.00%, 8/1/14(3)	4,699,412
	Marquee Holdings, Inc., Sr. Disc. Notes
5,965	12.00%, 8/15/14(3)	4,086,025
	Royal Caribbean Cruises, Sr. Notes
8,675	8.75%, 2/2/11	10,214,812
	Universal City Development Partners, Sr. Notes
14,015	11.75%, 4/1/10	16,537,700
	Universal City Florida Holding, Sr. Notes
920	8.375%, 5/1/10(3)	961,400
	Universal City Florida Holding, Sr. Notes, Variable Rate
1,845	7.20%, 5/1/10(3)	1,928,025
	WMG Holdings Corp., Sr. Notes, Variable Rate
3,070	6.905%, 12/15/11(3)	3,116,050
		$43,968,399

Lodging and Casinos — 3.1%
	Chukchansi EDA, Sr. Notes
800	14.50%, 6/15/09(3)	1,008,000
	Host Marriott L.P., Series I
3,505	9.50%, 1/15/07	3,811,688
	Inn of the Mountain Gods, Sr. Notes
5,230	12.00%, 11/15/10	6,119,100
	John Q Hamons Hotels/Finance, Series B
3,500	8.875%, 5/15/12	3,955,000
	Kerzner International
4,000	8.875%, 8/15/11	4,380,000
	Majestic Star Casino LLC
5,555	9.50%, 10/15/10	5,902,188
	Meristar Hospitality Operations/Finance
4,625	10.50%, 6/15/09	5,029,688
	MTR Gaming Group, Series B
2,500	9.75%, 4/1/10	2,750,000
	OED Corp./Diamond Jo LLC
3,830	8.75%, 4/15/12	3,772,550

	Penn National Gaming, Inc., Sr. Sub. Notes
$850	11.125%, 3/1/08	$905,250
	Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp.
475	10.75%, 2/1/12	517,750
	Trump Atlantic City Associates, Inc.
5,510	11.25%, 5/1/06(6)	5,344,700
	Trump Holdings and Funding, Sr. Notes
6,545	11.625%, 3/15/10	7,297,675
	Venetian Casino Resort, LLC/Las Vegas Sands, Inc.
3,926	11.00%, 6/15/10	4,456,010
	Waterford Gaming LLC, Sr. Notes
9,086	8.625%, 9/15/12(3)	9,858,310
		$65,107,909

Machinery — 0.5%
	Manitowoc Co., Inc. (The)
975	10.50%, 8/1/12	1,126,125
	Terex Corp.
8,645	10.375%, 4/1/11	9,639,175
		$10,765,300

Mining - Coal — 0.1%
	Alpha Natural Resources, Sr. Notes
1,370	10.00%, 6/1/12(3)	1,561,800
		$1,561,800

Nonferrous Metals/Minerals — 0.5%
	AK Steel Corp.
2,000	7.75%, 6/15/12	2,065,000
	General Cable Corp., Sr. Notes
1,510	9.50%, 11/15/10	1,706,300
	Novelis, Inc., Sr. Notes
3,360	7.25%, 2/15/15(3)	3,444,000
	Oregon Steel Mills, Inc.
1,140	10.00%, 7/15/09	1,271,100
	Ryerson Tull, Inc., Sr. Notes
1,845	8.25%, 12/15/11(3)	1,817,325
		$10,303,725

Oil and Gas — 2.7%
	Coastal Corp.
350	7.50%, 8/15/06	367,063
	Dresser, Inc.
13,145	9.375%, 4/10/09	14,328,050

	Dresser-Rand Group, Inc., Sr. Sub. Notes
$2,045	7.375%, 11/1/14(3)	$2,101,238
	Dynegy Holdings, Inc., Sr. Notes
9,790	10.125%, 7/15/13(3)	10,915,850
	Dynergy Holdings
675	7.625%, 10/15/26	565,313
	El Paso CGP Co., Sr. Debs.
2,305	9.625%, 5/15/12	2,567,194
	El Paso Corp.
1,960	6.95%, 12/15/07	2,033,500
	El Paso Production Holding Co.
2,245	7.75%, 6/1/13	2,346,025
	Giant Industries
850	8.00%, 5/15/14	882,938
	Hanover Compressor Co., Sr. Sub. Notes
4,945	0.00%, 3/31/07	4,401,050
	Hanover Equipment Trust, Series B
675	8.75%, 9/1/11	732,375
	Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,154,363
	Premcor Refining Group, Sr. Sub. Notes
1,265	7.75%, 2/1/12	1,382,013
	Sonat, Inc.
5,000	7.625%, 7/15/11	5,162,500
	Transmontaigne, Inc., Sr. Sub. Notes
4,800	9.125%, 6/1/10	5,184,000
	United Refining Co., Sr. Notes
2,320	10.50%, 8/15/12(3)	2,447,600
		$57,571,072

Other Energy — 0.2%
	Inergy L.P/ Finance, Sr. Notes
3,980	6.875%, 12/15/14(3)	3,980,000
		$3,980,000

Publishing — 1.8%
	Advanstar Communications, Inc.
6,980	10.75%, 8/15/10	7,887,400
	Advanstar Communications, Inc., Variable Rate
4,444	9.79%, 8/15/08	4,677,047
	Advertising Directory Solutions, Sr. Notes
870	9.25%, 11/15/12(3)	922,200

	American Media Operations, Inc.
$2,040	8.875%, 1/15/11	$2,157,300
	American Media Operations, Inc., Series B
6,145	10.25%, 5/1/09	6,459,931
	CBD Media, Inc., Sr. Sub. Notes
1,335	8.625%, 6/1/11	1,401,750
	Dex Media West LLC, Sr. Sub. Notes
5,475	9.875%, 8/15/13	6,234,656
	Houghton Mifflin Co., Sr. Sub. Notes
1,490	9.875%, 2/1/13	1,560,775
	Liberty Group Operating, Inc.
1,380	9.375%, 2/1/08	1,407,600
	Primedia, Inc.
3,180	8.875%, 5/15/11	3,370,800
	WDAC Subsidiary Corp., Sr. Notes
1,405	8.375%, 12/1/14(3)	1,376,900
		$37,456,359

Radio and Television — 3.5%
	3815668 Canada, Inc., Sr. Sub. Notes
2,156	8.00%, 9/15/12(3)	2,317,885
	CanWest Media, Inc., Sr. Sub. Notes
11,000	10.625%, 5/15/11	12,306,250
	CCO Holdings LLC / CCO Capital Corp., Senior Notes
2,000	8.75%, 11/15/13	2,040,000
	Corus Entertainment, Inc., Sr. Sub. Notes
880	8.75%, 3/1/12	960,300
	CSC Holdings, Inc., Sr. Notes
2,970	7.875%, 12/15/07	3,215,025
5,000	8.125%, 7/15/09	5,512,500
	CSC Holdings, Inc., Sr. Sub. Notes
6,605	10.50%, 5/15/16	7,447,138
	Echostar DBS Corp., Sr. Notes
10,000	4.85%, 10/1/08	10,375,000
	Kabel Deutschland GMBH
4,965	10.625%, 7/1/14(3)	5,635,275
	Muzak Holdings LLC
1,310	9.875%, 3/15/09	933,375
	Muzak LLC/Muzak Finance, Sr. Notes
7,365	10.00%, 2/15/09	6,941,513
	Nexstar Finance Holdings LLC, Inc.
330	12.00%, 4/1/08	354,338

	Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
$3,450	11.375%, 4/1/13	$2,742,750
	Paxson Communications Corp., Variable Rate
3,000	5.41%, 1/15/10(3)	3,045,000
	Rainbow National Services, LLC, Sr. Notes
1,805	8.75%, 9/1/12(3)	2,039,650
	Rainbow National Services, LLC, Sr. Sub. Debs.
6,905	10.375%, 9/1/14(3)	8,130,638
		$73,996,637

Recycling — 0.1%
	IMCO Recycling Escrow Inc., Sr. Notes
1,085	9.00%, 11/15/14(3)	1,131,113
		$1,131,113

REITS — 0.2%
	CB Richard Ellis Services, Inc., Sr. Notes
1,717	9.75%, 5/15/10	1,965,965
	CB Richard Ellis Services, Inc., Sr. Sub. Notes
2,600	11.25%, 6/15/11	2,977,000
		$4,942,965

Retailers (Except Food and Drug) — 0.2%
	Home Interiors & Gifts, Inc.
1,960	10.125%, 6/1/08	1,617,000
	Jostens Holding Corp., Sr. Disc. Notes
1,250	10.25%, 12/1/13	893,750
	Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	2,135,156
	Riddell Bell Holdings, Sr. Sub. Notes
425	8.375%, 10/1/12(3)	439,875
		$5,085,781

Steel — 0.1%
	Ispat Inland ULC, Sr. Notes
2,102	9.75%, 4/1/14	2,601,225
		$2,601,225

Surface Transport — 0.5%
	H-Lines Finance Holding, Sr. Disc. Notes
2,355	11.00%, 4/1/13(3)	1,683,825
	Horizon Lines, LLC
4,380	9.00%, 11/1/12(3)	4,664,700

	OMI Corp., Sr. Notes
$1,105	7.625%, 12/1/13	$1,143,675
	Quality Distribution LLC/QD Capital Corp.
1,610	9.00%, 11/15/10(3)	1,585,850
	Quality Distribution LLC/QD Capital, Variable Rate
1,815	7.21%, 1/15/12(3)	1,778,700
		$10,856,750

Telecommunications — 4.3%
	Adelphia Communications
2,500	10.25%, 6/15/11	2,237,500
	AirGate PCS, Inc., Variable Rate
1,080	6.41%, 10/15/11(3)	1,117,800
	Alamosa Delaware, Inc., Sr. Disc. Notes
1,615	12.00%, 7/31/09	1,748,238
	Alamosa Delaware, Inc., Sr. Notes
2,295	11.00%, 7/31/10	2,685,150
175	8.50%, 1/31/12	187,250
	Alaska Communications Systems Holdings, Inc.
5,000	9.875%, 8/15/11	5,450,000
	American Tower, L.P., Sr. Notes
1,821	9.375%, 2/1/09	1,923,431
	Centennial Cellular Operating Co., LLC, Sr. Sub. Notes
420	10.75%, 12/15/08	436,800
	Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
6,490	10.125%, 6/15/13	7,382,375
	Crown Castle Operating Co., Sr. Notes
5,000	10.75%, 8/1/11	5,425,000
	Inmarsat Finance PLC
3,835	7.625%, 6/30/12	3,930,875
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
5,450	7.794%, 1/15/12(3)	5,640,750
	IWO Escrow Co., Variable Rate
575	6.32%, 1/15/12(3)	577,875
	LCI International, Inc., Sr. Notes
3,150	7.25%, 6/15/07	3,071,250
	MCI, Inc., Sr. Notes
445	8.735%, 5/1/14	487,831

	Nextel Communications, Inc., Sr. Notes
$6,225	7.375%, 8/1/15	$6,894,188
	Nextel Partners, Inc., Sr. Notes
1,918	12.50%, 11/15/09	2,157,750
	PanAmSat Corp., Sr. Notes
4,335	9.00%, 8/15/14	4,735,988
	Qwest Capital Funding, Inc.
510	7.75%, 8/15/06	524,025
785	7.90%, 8/15/10	775,188
	Qwest Corp.
3,740	14.00%, 12/15/10(3)	4,459,950
2,000	8.875%, 3/15/12(3)	2,285,000
	Qwest Corp., Sr. Notes
3,230	7.875%, 9/1/11(3)	3,472,250
	Qwest Services Corp.
1,105	13.50%, 12/15/07(3)	1,255,556
	Rogers Wireless Inc., Variable Rate
1,314	5.525%, 12/15/10	1,389,555
	Rogers Wireless, Inc.
435	7.50%, 3/15/15	468,713
	Rural Cellular Corp.
1,025	8.25%, 3/15/12	1,101,875
	Rural Cellular Corp., Variable Rate
2,000	6.38%, 3/15/10	2,115,000
	Telemig Celular SA/Amazonia Celular SA
1,755	8.75%, 1/20/09(3)	1,833,975
	Triton PCS, Inc.
2,765	8.50%, 6/1/13	2,675,138
	TSI Telecommunication, Series B
2,000	12.75%, 2/1/09	2,290,000
	UbiquiTel Operating Co., Sr. Notes
1,080	9.875%, 3/1/11	1,196,100
	US Unwired, Inc., Series B
4,470	10.00%, 6/15/12	5,006,400
	Western Wireless, Sr. Notes
3,290	9.25%, 7/15/13	3,849,300
		$90,788,076

Utilities — 2.7%
	AES Corp., Sr. Notes
4,500	8.75%, 6/15/08	4,893,750
6,000	9.50%, 6/1/09	6,750,000
6,965	8.75%, 5/15/13(3)	7,835,625
945	9.00%, 5/15/15(3)	1,072,575
	Calpine Corp., Sr. Notes
1,045	8.25%, 8/15/05	1,050,225

$4,010	7.625%, 4/15/06	$3,869,650
680	10.50%, 5/15/06	664,700
4,405	8.50%, 7/15/10(3)	3,479,950
	Mission Energy Holding Co.
3,290	13.50%, 7/15/08	4,120,725
	NRG Energy, Inc., Sr. Notes
1,822	8.00%, 12/15/13(3)	1,972,315
	Orion Power Holdings, Inc., Sr. Notes
12,415	12.00%, 5/1/10	15,580,825
	Reliant Energy Inc.
2,800	9.50%, 7/15/13	3,150,000
	Reliant Energy, Inc.
1,770	9.25%, 7/15/10	1,977,975
		$56,418,315

Waste Management — 0.2%
	Waste Services, Inc., Sr. Sub. Notes
4,515	9.50%, 4/15/14	4,447,275
		$4,447,275

Total Corporate Bonds & Notes (identified cost $986,302,936)		$1,047,569,815

Convertible Preferred Stocks — 0.0%

Shares	Security	Value

11,328	Crown Castle International Corp., (PIK)	$560,736

Total Convertible Preferred Stocks (identified cost, $541,118)		$560,736

Commercial Paper — 1.1%

Principal Amount (000’s omitted)	Security	Value

	Autobahn Funding Co.
$1,500	2.55%, 2/1/05	$1,500,000
	General Electric Capital Corp.
21,933	2.48%, 2/1/05	21,933,000

Total Commercial Paper (at amortized cost)		$23,433,000

Short-Term Investments — 0.5%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$10,000,000	02/01/05	Investors Bank and Trust Company Time Deposit	2.50%	$10,000,000

Total Short-Term Investments (at amortized cost)				$10,000,000

Total Investments — 149.4% (identified cost $3,093,748,528)				$3,153,770,613

Other Assets, Less Liabilities — (11.5)%				$(243,132,811)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (37.9)%				$(800,163,515)

Net Assets Applicable to Common Shares— 100.0%				$2,110,474,287

Note: The Fund has made commitments to fund specified amounts under certain existing credit arrangments. Pursuant to the terms of these arrangements, the Fund had unfunded loan commitments of $8,118,369 as of January 31, 2005.

PIK	-	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of the securities is $284,489,537 or 13.5% of the Fund’s net assets.

(4)	Adjustable rate mortgage.

(5)	All or a portion of these securities were on loan at January 31, 2005.

(6)	Defaulted security.

The Fund did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,097,509,820
Gross unrealized appreciation	$74,757,430
Gross unrealized depreciation	(18,496,637)
Net unrealized appreciation	$56,260,793

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ James L. O’Conner
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	March 17, 2005